Assets and Liabilities Held for Sale - Disclosure of Change in Liabilities Held for Sale - Narrative (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Energy Transition
Disclosure of analysis of single amount of discontinued operations [line items]
Liabilities held for sale	$ 6